UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07484

Nuveen Massachusetts Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
November 30,
2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Massachusetts Quality Municipal Income Fund
NMT
Nuveen Minnesota Quality Municipal Income Fund
NMS
Nuveen Missouri Quality Municipal Income Fund
NOM
Nuveen Virginia Quality Municipal Income Fund
NPV

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Fund Performance, Leverage and Holdings Summaries 7
Portfolios of Investments 16
Statement of Assets and Liabilities 41
Statement of Operations 42
Statement of Changes in Net Assets 43
Statement of Cash Flows 45
Financial Highlights 46
Notes to Financial Statements 51
Shareholder Meeting Report 64
Additional Fund Information 65
Glossary of Terms Used in this Report 66

Important Notices

Portfolio manager commentaries:
The Funds include portfolio manager commentary in their annual shareholder reports. For your
Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and
Holding Summaries section within this report.
Changes in Independent Registered Public Accounting Firm
(a) Previous independent registered public accounting firm: On October 24, 2024, the Funds’ Board of Trustees (the “Board”), upon recommendation from the Audit Committee, dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Funds. KPMG’s audit reports on the Funds’ financial statements as of and for the fiscal years ended May 31, 2024 and May
31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended May 31, 2024 and May 31, 2023, and for the period June 1, 2024 through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds’ fiscal years ended May 31, 2024 and May 31, 2023 and for the period June 1, 2024 through October 24, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).
The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.
(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit
Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the
Funds. During the Funds’ fiscal years ended May 31, 2024 and May 31, 2023 and for the subsequent interim period through
October 24, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K
304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of November 30, 2024.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, NMS and NPV were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NMS and NPV, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each
Fund's NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NMT NMS NOM NPV
June $0.0710 $0.0735 $0.0675 $0.0720
July 0.0710 0.0735 0.0675 0.0720
August 0.0710 0.0735 0.0675 0.0720
September 0.0710 0.0735 0.0675 0.0720
October 0.0710 0.0735 0.0675 0.0720
November 0.0710 0.0735 0.0675 0.0720
Total Distributions from Net Investment Income $0.4260 $0.4410 $0.4050 $0.4320
Yields
NMT NMS NOM NPV
Market Yield* 7.21% 6.67% 7.53% 6.48%
Taxable-Equivalent Yield* 14.37% 13.52% 13.84% 12.10%
* Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 49.8%, 50.7%, 45.6% and 46.6% for NMT, NMS, NOM and NPV, respectively. Your actual combined federal and state income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
NMS* NPV*
Maximum aggregate offering 600,000 1,800,000
*For the Period November 22, 2024 through November 30, 2024.

During the current reporting period, NMS and NPV sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.
During the current reporting period, NMT and NOM did not sell and common shares through their Shelf Offerings.
Refer to the Notes to Financial Statements for further details on Shelf Offerings and each Fund’s transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of November
30, 2024 , (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
NMS NPV
Common shares sold through shelf offering 5,819 10,330
Weighted average premium to NAV per common share sold 5.11% 6.98%
NMT NMS NOM NPV
Common shares cumulatively repurchased and retired 26,148 10,000 0 55,000
Common shares authorized for repurchase 930,000 575,000 230,000 1,790,000

About the Funds’ Benchmarks
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Massachusetts Index:
An index designed to measure the performance of the tax-exempt Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Minnesota Index:
An index designed to measure the performance of the tax-exempt Minnesota municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Missouri Index:
An index designed to measure the performance of the tax-exempt Missouri municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Virginia Index:
An index designed to measure the performance of the tax-exempt Virginia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results.
Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’
use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-
term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a
Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and
Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Massachusetts Quality Municipal In-
come Fund
Fund Performance, Leverage and Holdings November 30, 2024
NMT
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Massachusetts
Index.
Daily Common Share NAV and Share Price Information
Total Returns as of
November 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMT at Common Share NAV 3/18/93 5.34% 6.33% (0.25)% 2.06%
NMT at Common Share Price 3/18/93 15.84% 22.03% 0.58% 3.30%
S&P Municipal Bond Index — 4.55% 5.52% 1.50% 2.52%
S&P Municipal Bond Massachusetts Index — 4.42% 4.92% 1.17% 2.21%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.23 $11.81 (3.43)% (6.98)%

Leverage and Holdings
Leverage
Effective Leverage 39.35%
Regulatory Leverage 39.35%
Fund Allocation
(% of net assets)
Municipal Bonds 162.8%
Other Assets & Liabilities, Net 1.9%
VRDP Shares, Net (64.7)%
Net Assets 100%
Bond Credit Quality
(% of total investments)
U.S. Guaranteed 0.3%
AAA 15.5%
AA 48.7%
A 16.5%
BBB 12.0%
BB or Lower 1.0%
N/R (not rated) 6.0%
Total 100%
Portfolio Composition
1
(% of total investments)
Education and Civic
Organizations 28.6%
Tax Obligation/General 22.8%
Health Care 19.1%
Tax Obligation/Limited 16.3%
Utilities 4.6%
Housing/Multifamily 3.2%
Transportation 2.8%
Other 2.6%
Total 100%
States and Territories
2
(% of total municipal bonds)
Massachusetts 93.5%
Puerto Rico 5.1%
Guam 0.9%
Virgin Islands 0.5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from
Massachusetts personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Minnesota Quality Municipal Income
Fund
Fund Performance, Leverage and Holdings November 30, 2024
NMS
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Minnesota Index.
Daily Common Share NAV and Share Price
Total Returns as of
November 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMS at Common Share NAV 6/25/93 6.34% 8.37% 0.50% 2.56%
NMS at Common Share Price 6/25/93 26.89% 31.40% 3.56% 3.65%
S&P Municipal Bond Index — 4.55% 5.52% 1.50% 2.52%
S&P Municipal Bond Minnesota Index — 4.74% 5.21% 1.30% 2.26%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.78 $13.23 3.52% (2.41)%

Leverage and Holdings
Leverage
Effective Leverage 40.19%
Regulatory Leverage 40.19%
Fund Allocation
(% of net assets)
Municipal Bonds 165 .3%
Other Assets & Liabilities, Net 1.9%
AMTP Shares, Net ( 67 .2 ) %
Net Assets 100%
Bond Credit Quality
(% of total investments)
U.S. Guaranteed 0.5%
AAA 12.7%
AA 28.1%
A 25.7%
BBB 10.5%
BB or Lower 10.2%
N/R (not rated) 12.3%
Total 100%
Portfolio Composition
1
(% of total investments)
Education and Civic
Organizations 24.5%
Health Care 21.4%
Tax Obligation/General 19.6%
Tax Obligation/Limited 11.0%
Utilities 7.4%
Transportation 6.2%
Long-Term Care 5.5%
Other 4.4%
Total 100%
States and Territories
2
(% of total municipal bonds)
Minnesota 99.6%
Guam 0.4%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Missouri Quality Municipal Income
Fund
Fund Performance, Leverage and Holdings November 30, 2024
NOM
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Missouri Index.
Daily Common Share NAV and Share Price
Total Returns as of
November 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NOM at Common Share NAV 5/20/93 4.89% 5.98% 0.12% 2.23%
NOM at Common Share Price 5/20/93 12.31% 17.07% (1.87)% 0.86%
S&P Municipal Bond Index — 4.55% 5.52% 1.50% 2.52%
S&P Municipal Bond Missouri Index — 4.87% 6.03% 1.58% 2.57%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$11.60 $10.76 (7.24)% (8.83)%

Leverage and Holdings
Leverage
Effective Leverage 40.56%
Regulatory Leverage 39.77%
Fund Allocation
(% of net assets)
Municipal Bonds 164 .3%
Other Assets & Liabilities, Net 3.2%
Floating Rate Obligations (2.2)%
MFP Shares, Net ( 65 .3 ) %
Net Assets 100%
Bond Credit Quality
(% of total investments)
U.S. Guaranteed 0.8%
AAA 2.4%
AA 54.6%
A 22.6%
BBB 6.7%
BB or Lower 4.1%
N/R (not rated) 8.8%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 23.3%
Health Care 21.3%
Tax Obligation/General 17.9%
Utilities 11.0%
Transportation 11.0%
Education and Civic
Organizations 6.6%
Long-Term Care 5.5%
Other 3.4%
Total 100%
States and Territories
2
(% of total municipal bonds)
Missouri 97.3%
Puerto Rico 2.7%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Missouri personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Virginia Quality Municipal Income Fund
Fund Performance, Leverage and Holdings November 30, 2024
NPV
Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Virginia Index.
Daily Common Share NAV and Share Price
Total Returns as of
November 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NPV at Common Share NAV 3/18/93 6.57% 8.67% 0.60% 2.60%
NPV at Common Share Price 3/18/93 31.01% 34.26% 2.81% 4.46%
S&P Municipal Bond Index — 4.55% 5.52% 1.50% 2.52%
S&P Municipal Bond Virginia Index — 4.70% 5.31% 1.39% 2.35%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.52 $13.33 6.47% (2.61)%

Leverage and Holdings
Leverage
Effective Leverage 39.54%
Regulatory Leverage 36.29%
Fund Allocation
(% of net assets)
Municipal Bonds 163.6%
Other Assets & Liabilities, Net 1.6%
Floating Rate Obligations (8.4)%
VRDP Shares, Net (56.8)%
Net Assets 100%
Bond Credit Quality
(% of total investments)
U.S. Guaranteed 3.2%
AAA 6.5%
AA 38.8%
A 15.2%
BBB 13.6%
BB or Lower 7.7%
N/R (not rated) 15.0%
Total 100%
Portfolio Composition
1
(% of total investments)
Transportation 30.5%
Health Care 19.0%
Tax Obligation/Limited 13.6%
Housing/Multifamily 8.8%
Education and Civic
Organizations 7.7%
Long-Term Care 5.9%
Utilities 4.2%
Other 10.3%
Total 100%
States and Territories
2
(% of total municipal bonds)
Virginia 71.6%
District of Columbia 16.0%
Puerto Rico 5.9%
Guam 2.2%
Virgin Islands 1.7%
Pennsylvania 1.2%
Colorado 1.2%
New York 0.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Virginia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Portfolio of Investments November 30, 2024
NMT
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 162.8% (100.0% of Total Investments)
X 185,709,626 MUNICIPAL BONDS - 162.8%  (100.0% of Total Investments) X –
EDUCATION AND CIVIC ORGANIZATIONS - 46.6% (28.6% of Total Investments)
$ 210,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5 .000% 06/15/49 $ 210,765
3,515,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/39 3,600,858
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2013S
5 .000 07/01/38 2,200,803
730,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2017T
5 .000 07/01/42 760,044
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2023FF
4 .000 10/01/46 5,017,080
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/34 2,063,644
2,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2017A
5 .000 01/01/37 2,298,476
1,955,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lesley University, Series 2016
5 .000 07/01/35 1,986,266
450,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
3 .500 07/01/35 437,012
190,000 Massachusetts Development Finance Agency, Revenue Bonds,
MCPHS University Issue, Series 2015H
5 .000 07/01/37 191,655
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/47 1,211,870
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2022
5 .000 07/01/52 514,017
380,000 Massachusetts Development Finance Agency, Revenue Bonds,
Middlesex School, Series 2024
4 .250 07/01/54 379,666
2,345,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2024A
5 .000 10/01/42 2,656,812
1,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2020M
4 .000 10/01/38 998,887
1,230,000 Massachusetts Development Finance Agency, Revenue Bonds,
Sterling and Francine Clark Art Institute, Series 2015
5 .000 07/01/33 1,241,714
450,000 Massachusetts Development Finance Agency, Revenue Bonds,
Suffolk University, Refunding Series 2019
5 .000 07/01/36 457,797
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Broad Institute, Series 2017
5 .000 04/01/35 2,307,225
1,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Broad Institute, Series 2017
5 .000 04/01/36 1,307,877
875,000 Massachusetts Development Finance Agency, Revenue Bonds,
Tufts University, Series 2015Q
5 .000 08/15/38 884,852
1,325,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wheaton College, Series 2017H
5 .000 01/01/42 1,353,475
1,510,000 Massachusetts Development Finance Agency, Revenue Bonds,
Woods Hole Oceanographic Institution, Series 2018
5 .000 06/01/43 1,580,457
840,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2016
5 .000 09/01/37 861,701
550,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017
5 .000 09/01/42 569,585
2,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Worcester Polytechnic Institute, Series 2017B
5 .000 09/01/42 2,589,025
500,000 Massachusetts Development Finance Authority, Revenue Bonds,
Suffolk University, Refunding Series 2017
5 .000 07/01/35 505,682
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5 .750 01/01/42 3,699,266
2,495,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2016
5 .000 01/01/40 2,547,961
1,090,000 Massachusetts Development Finance Authority, Revenue
Refunding Bonds, Boston University, Series 1999P
6 .000 05/15/29 1,170,747
1,000,000 Massachusetts Development Finance Authority, Revenue
Refunding Bonds, Boston University, Series 1999P
6 .000 05/15/59 1,126,719

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,900,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2022-1
5 .000% 11/01/52 $ 3,080,923
3,000,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2024-1
5 .000 11/01/46 3,349,096
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 53,161,957
HEALTH CARE - 31.0% (19.1% of Total Investments)
1,340,000 Massachusetts Development Finance Agency Revenue Bonds,
South Shore Hospital, Series 2016I
5 .000 07/01/41 1,352,205
1,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 1,100,728
3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
4 .000 03/01/54 3,001,884
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/32 509,434
2,350,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 2,535,543
1,675,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I
5 .000 07/01/30 1,715,867
900,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2015H-1
5 .000 07/01/30 907,202
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2015H-1
5 .000 07/01/32 1,007,226
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2015H-1
5 .000 07/01/33 503,434
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,568,778
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 2,048,611
2,800,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 2,857,777
3,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Lahey Health System Obligated Group Issue, Series 2015F
5 .000 08/15/45 3,519,646
2,145,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2020A-2
5 .000 07/01/39 2,315,417
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024D
5 .000 07/01/54 2,162,064
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2014F
5 .750 07/15/43 1,081,230
100,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5 .000 07/15/46 103,026
820,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2013F
5 .000 07/01/37 820,702
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/37 1,000,341
2,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 2,200,114
610,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017K
5 .000 07/01/38 623,045
400,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 363,080
1,095,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5 .000 07/01/44 1,112,666
280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/44 280,490
700,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2020C - AGM Insured
4 .000 10/01/45 690,468
TOTAL HEALTH CARE 35,380,978

Portfolio of Investments November 30, 2024
(continued)
NMT

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 5.2% (3.2% of Total Investments)
$ 550,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5 .000% 07/01/60 $ 557,511
215,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2003H
5 .125 06/01/43 215,077
660,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2019B-1
3 .100 12/01/44 562,397
1,000,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2020A-1
3 .000 12/01/50 809,622
1,335,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1
2 .550 12/01/50 926,902
400,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .450 12/01/51 267,768
2,500,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-1
5 .100 12/01/52 2,622,450
TOTAL HOUSING/MULTIFAMILY 5,961,727
HOUSING/SINGLE FAMILY - 0.4% (0.3% of Total Investments)
500,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2022-224
4 .350 12/01/42 504,543
TOTAL HOUSING/SINGLE FAMILY 504,543
LONG-TERM CARE - 3.3% (2.0% of Total Investments)
1,040,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .125 10/01/42 983,922
250,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 251,095
460,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berkshire Retirement Community Lennox, Series 2015
5 .000 07/01/31 462,098
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Orchard Cove, Inc., Refunding Series 2019
5 .000 10/01/49 1,018,056
1,020,000 Massachusetts Development Finance Agency, Revenue Bonds,
Salem Community Corporation, Refunding Series 2022
5 .125 01/01/40 1,029,903
TOTAL LONG-TERM CARE 3,745,074
TAX OBLIGATION/GENERAL - 37.2% (22.8% of Total Investments)
2,000,000 Concord, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2023
4 .000 01/15/53 2,005,689
1,240,000 Hudson, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2011
5 .000 02/15/32 1,241,745
3,000,000 Lincoln, Massachusetts, General Obligation Bonds, School Series
2019
4 .000 03/01/49 3,003,950
2,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015C
5 .000 07/01/45 2,014,729
2,895,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2017F
5 .000 11/01/46 3,001,563
4,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019A
5 .000 01/01/49 4,186,700
3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .000 10/01/47 3,266,446
1,750,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5 .000 01/01/54 1,908,559
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2023D
5 .000 10/01/51 5,465,630
1,155,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5 .000 05/01/54 1,262,849
2,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024E
5 .000 08/01/51 2,200,884
1,775,000 North Reading, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2012
5 .000 05/15/35 1,777,305
2,370,000 Northeast Metropolitan Regional Vocational Technical School
District, Massachusetts, General Obligation Bonds, School Series
2024
4 .000 05/15/45 2,398,707
2,010,000 Pentucket Regional School District, Massachusetts, General
Obligation Bonds, Series 2019
3 .000 09/01/43 1,745,119

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/46 $ 1,907,654
1,500,000 Quincy, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2022B
5 .000 07/01/51 1,626,730
1,625,000 Revere, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2022
4 .000 08/01/42 1,652,808
1,745,000 Revere, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2022
4 .000 08/01/43 1,769,414
TOTAL TAX OBLIGATION/GENERAL 42,436,481
TAX OBLIGATION/LIMITED - 26.5% (16.3% of Total Investments)
500,000 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,
Refunding Green Series 2017 - BAM Insured
5 .000 05/01/35 521,738
3,000,000 Massachusetts Bay Transportation Authority, Assessment Bonds,
Sustainability Series 2022A-2
5 .000 07/01/52 3,247,859
2,500,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2023A-1
5 .250 07/01/53 2,767,443
1,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Sustainability Series 2024B
5 .250 07/01/54 1,115,509
3,185,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Series 2016B
5 .000 11/15/46 3,268,567
1,000,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Subordinated Series 2018A
5 .250 02/15/48 1,047,692
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A
5 .000 06/01/49 2,101,330
5,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B
5 .000 06/01/49 5,472,219
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024A
5 .000 06/01/53 2,193,487
485,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 505,058
13,888,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 4,705,046
4,218,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 1,047,666
775,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 775,733
1,016,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 1,018,085
455,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 459,393
TOTAL TAX OBLIGATION/LIMITED 30,246,825
TRANSPORTATION - 4.6% (2.8% of Total Investments)
1,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2014A 5 .000 07/01/39 1,000,679
2,500,000 Massachusetts Port Authority, Revenue Bonds, Series 2014A 5 .000 07/01/44 2,501,139
715,000 Massachusetts Port Authority, Revenue Bonds, Series 2015A 5 .000 07/01/40 720,661
1,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2015A 5 .000 07/01/45 1,006,676
TOTAL TRANSPORTATION 5,229,155
U.S. GUARANTEED - 0.5% (0.3% of Total Investments) (b)
500,000 Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2016B, (Pre-refunded 8/01/26)
5 .000 08/01/40 517,626
TOTAL U.S. GUARANTEED 517,626
UTILITIES - 7.5% (4.6% of Total Investments)
1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 1,290,350
420,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 432,115
415,000 Lynn Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2003A - NPFG Insured
5 .000 12/01/32 415,464
4,445,000 Massachusetts Municipal Wholesale Electric Company, MMWEC,
Revenue Bonds, Project 2015A, Series 2021A
4 .000 07/01/46 4,441,300
815,000 Massachusetts Water Resources Authority, General Revenue
Bonds, Green Series 2024B
5 .000 08/01/49 904,950

Portfolio of Investments November 30, 2024
(continued)
NMT

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Springfield Water and Sewer Commission, Massachusetts,
General Revenue Bonds, Series 2017C
5 .000% 04/15/37 $ 1,041,081
TOTAL UTILITIES 8,525,260
TOTAL MUNICIPAL BONDS
(Cost $182,991,401) 185,709,626
TOTAL LONG-TERM INVESTMENTS
(Cost $182,991,401) 185,709,626
VRDP SHARES, NET - (64.7)% (c) (73,782,955)
OTHER ASSETS & LIABILITIES, NET - 1.9% 2,117,626
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 114,044,297
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,895,554 or 1.0% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) VRDP Shares, Net as a percentage of Total Investments is 39.7%.
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
NMS
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 165.3% (100.0% of Total Investments)
X 122,516,167 MUNICIPAL BONDS - 165.3%  (100.0% of Total Investments) X –
EDUCATION AND CIVIC ORGANIZATIONS - 40.5% (24.5% of Total Investments)
$ 500,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
4 .000% 07/01/28 $ 489,378
50,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 49,457
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/40 502,562
570,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .750 08/01/44 570,391
750,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5 .250 08/01/43 767,047
100,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/47 89,879
2,200,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 2,200,107
1,575,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/46 1,444,501
275,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 275,317
1,425,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/43 1,426,089
1,255,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/41 1,406,527
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/37 497,813
1,400,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/47 1,313,808
1,580,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000 03/01/42 1,584,281
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
5 .000 03/01/44 1,020,946
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/53 2,165,048
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of Saint Scholastica, Inc., Refunding Series 2019
4 .000 12/01/34 483,464
425,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of Saint Scholastica, Inc., Refunding Series 2019
4 .000 12/01/40 387,139
305,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of St. Benedict, Series 2016-8K
4 .000 03/01/43 273,824
600,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017
4 .000 03/01/48 592,214
225,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5 .000 10/01/45 225,913
750,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5 .000 10/01/35 805,856
710,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/41 719,893
2,445,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/47 2,581,680
705,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 656,377
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
5 .000 12/01/39 509,067
1,250,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
4 .000 12/01/49 1,092,982
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/40 1,018,413

Portfolio of Investments November 30, 2024
(continued)
NMS

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 360,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .300% 07/01/45 $ 360,799
510,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .375 07/01/50 511,145
1,680,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 1,640,976
390,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Saint Paul Conservatory for Performing
Artists Charter School Project, Series 2013A
4 .625 03/01/43 353,064
1,000,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .000 10/01/41 967,873
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 504,864
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .125 12/01/49 504,219
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 29,992,913
HEALTH CARE - 35.4% (21.4% of Total Investments)
250,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/32 248,866
180,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
5 .000 04/01/41 182,099
1,400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/43 1,441,248
5,050,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 5,160,120
430,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
3 .000 06/15/44 368,874
150,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 164,529
400,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/27 399,235
230,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/31 228,358
500,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
4 .000 09/01/35 490,414
200,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/31 205,235
165,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/32 168,948
1,500,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/36 1,527,259
500,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/39 505,834
265,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
4 .000 11/15/40 252,808
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 919,352
1,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 1,098,348
915,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2018A
4 .000 11/15/48 915,684
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
4 .000 05/01/37 994,063
1,675,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 1,750,562

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,920,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000% 07/01/35 $ 3,922,532
230,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/36 228,234
240,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/37 235,544
2,170,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 2,014,249
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 1,014,396
855,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5 .000 08/01/36 855,561
325,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
4 .000 09/01/31 324,983
630,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
5 .000 09/01/34 630,262
TOTAL HEALTH CARE 26,247,597
HOUSING/SINGLE FAMILY - 0.1% (0.1% of Total Investments)
45,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900 07/01/43 43,951
20,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2014C
3 .500 01/01/32 19,981
TOTAL HOUSING/SINGLE FAMILY 63,932
INDUSTRIALS - 6.2% (3.8% of Total Investments)
1,400,000 Minneapolis, Minnesota, Limited Tax Supported Development
Revenue Bonds,  Common Bond Fund Series 2013-1
4 .500 06/01/33 1,410,476
600,000 Minneapolis, Minnesota, Limited Tax Supported Development
Revenue Bonds,  Common Bond Fund Series 2013-1
4 .750 06/01/39 603,576
2,650,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 2,606,731
TOTAL INDUSTRIALS 4,620,783
LONG-TERM CARE - 9.2% (5.5% of Total Investments)
805,000 Anoka, Minnesota, Health Care and Housing Facility Revenue
Bonds, The Homestead at Anoka, Inc. Project, Series 2014
5 .125 11/01/49 748,824
250,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
6 .250 03/01/54 255,604
380,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2014
4 .000 11/01/39 368,348
875,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013
5 .200 03/01/43 819,095
175,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/40 152,942
850,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/46 709,334
500,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/51 497,777
750,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5 .250 11/01/45 717,853
215,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
5 .000 07/01/55 204,033
500,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .125 05/01/48 445,900
500,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .125 09/01/34 498,186

Portfolio of Investments November 30, 2024
(continued)
NMS

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 350,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .125% 09/01/35 $ 346,536
585,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 530,046
500,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/49 504,174
TOTAL LONG-TERM CARE 6,798,652
TAX OBLIGATION/GENERAL - 32.4% (19.6% of Total Investments)
2,205,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/49 2,400,063
1,015,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018D
4 .000 02/01/38 1,029,240
1,055,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018D
4 .000 02/01/39 1,064,752
750,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/42 752,844
1,020,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/43 1,027,826
300,000 Circle Pines Independent School District 12, Centennial,
Minnesota, General Obligation Bonds, School Building Series
2015A
0 .000 02/01/35 200,663
1,000,000 Cloquet Independent School District 94, Carlton and Sant Louis
Counties, Minnesota, General Obligation Bonds, School Building
Series 2015B
4 .000 02/01/36 1,001,174
1,000,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/48 1,002,273
500,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/44 505,188
540,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/33 371,881
500,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/48 538,965
500,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/42 575,693
1,000,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/42 1,005,858
1,145,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5 .000 02/01/36 1,277,426
1,000,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
4 .500 02/01/41 1,051,868
1,500,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 1,489,068
1,345,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/40 1,360,852
310,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/39 343,634
1,000,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/34 1,024,789
1,000,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/42 1,013,417

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Saint James Independent School District 840, Minnesota,
General Obligation Bonds, School Building Series 2015B
4 .000% 02/01/45 $ 1,002,239
1,000,000 Saint Louis Park Independent School District 283, Hennepin
County, Minnesota, General Obligation Bonds, School Building
Series 2022A
5 .000 02/01/36 1,106,148
1,000,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Capital
Appreciation Series 2016B
0 .000 02/01/39 525,851
800,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/43 807,856
1,500,000 Sibley East Independent School District 2310, Sibley, Minnesota,
General Obligation Bonds, School Building Series 2015A
4 .000 02/01/40 1,501,101
TOTAL TAX OBLIGATION/GENERAL 23,980,669
TAX OBLIGATION/LIMITED - 18.2% (11.0% of Total Investments)
1,000,000 Anoka-Hennepin Independent School District 11, Minnesota,
Certificates of ParticIpation, Series 2015A
4 .000 02/01/41 985,344
500,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
5 .000 12/15/44 516,955
500,000 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower
Project, Series 2015
5 .000 03/01/29 500,175
200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/35 202,810
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4 .000 08/01/39 505,366
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A
5 .000 08/01/40 1,103,333
2,230,000 Minnesota Housing Finance Agency, Nonprofit Housing Bonds,
State Appropriation Series 2011
5 .000 08/01/31 2,233,379
1,500,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/43 1,667,332
1,595,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
4 .500 02/01/33 1,624,578
1,000,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015A
3 .750 02/01/36 1,000,317
750,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
4 .000 02/01/42 749,946
145,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/32 145,432
500,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
4 .000 02/01/38 500,180
455,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
4 .875 04/01/30 455,128
755,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
5 .250 04/01/43 754,992
635,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/41 581,330
TOTAL TAX OBLIGATION/LIMITED 13,526,597
TRANSPORTATION - 10.3% (6.2% of Total Investments)
300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/39 319,672
500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/44 526,690
250,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/49 261,055
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/44 1,030,424

Portfolio of Investments November 30, 2024
(continued)
NMS

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000% 01/01/49 $ 2,063,049
1,600,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/46 1,638,475
500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 530,935
1,175,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .250 01/01/47 1,257,030
TOTAL TRANSPORTATION 7,627,330
U.S. GUARANTEED - 0.8% (0.5% of Total Investments) (b)
580,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/44 590,760
TOTAL U.S. GUARANTEED 590,760
UTILITIES - 12.2% (7.4% of Total Investments)
415,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 420,737
30,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 31,223
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000 10/01/33 500,242
965,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2016
5 .000 10/01/35 997,982
2,795,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2016
5 .000 10/01/47 2,843,544
655,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
4 .000 10/01/41 639,535
200,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3
4 .750 10/01/43 208,013
100,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0 .000 01/01/26 96,155
3,200,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 3,329,503
TOTAL UTILITIES 9,066,934
TOTAL MUNICIPAL BONDS
(Cost $122,063,753) 122,516,167
TOTAL LONG-TERM INVESTMENTS
(Cost $122,063,753) 122,516,167
AMTP SHARES, NET - (67.2)% (c) (49,780,341)
OTHER ASSETS & LIABILITIES, NET - 1.9% 1,381,443
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 74,117,269
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,104,508 or 2.5% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) AMTP Shares, Net as a percentage of Total Investments is 40.6%.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
NOM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 164.3% (100.0% of Total Investments)
X 44,799,043 MUNICIPAL BONDS - 164.3%  (100.0% of Total Investments) X –
CONSUMER STAPLES - 4.2% (2.5% of Total Investments)
$ 1,055,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5 .200% 03/15/29 $ 1,132,304
TOTAL CONSUMER STAPLES 1,132,304
EDUCATION AND CIVIC ORGANIZATIONS - 10.7% (6.6% of Total Investments)
410,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2013A
5 .000 06/01/33 410,370
600,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project,
Series 2012
5 .000 10/01/33 599,973
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4 .000 10/01/42 1,001,588
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
5 .000 10/01/46 525,185
115,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4 .000 04/01/34 89,832
210,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A - AGM Insured
4 .000 10/01/39 212,045
100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017
4 .500 10/01/40 89,905
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 2,928,898
HEALTH CARE - 35.0% (21.3% of Total Investments)
300,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
5 .000 08/01/30 276,227
210,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4 .000 05/01/33 210,456
400,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 412,414
300,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 302,996
340,000 Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series 2024
5 .000 02/15/41 366,398
250,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2015A
4 .000 01/01/45 250,010
750,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2017D, (Mandatory Put 1/01/48), (UB)
4 .000 01/01/58 739,972
1,730,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/44 1,730,775
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A
5 .000 11/15/33 505,708
390,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2012
4 .000 11/15/42 386,681
550,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .250 11/15/48 550,008
650,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 670,567
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .500 12/01/48 1,128,793
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 974,938
350,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/48 340,467
125,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4 .000 02/15/51 111,529

Portfolio of Investments November 30, 2024
(continued)
NOM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HEALTH CARE (continued)
$ 600,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000% 11/15/46 $ 592,456
TOTAL HEALTH CARE 9,550,395
HOUSING/SINGLE FAMILY - 0.1% (0.1% of Total Investments)
40,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2017A-2
3 .800 11/01/37 39,658
TOTAL HOUSING/SINGLE FAMILY 39,658
LONG-TERM CARE - 9.0% (5.5% of Total Investments)
100,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .250 05/15/37 98,828
400,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/36 404,620
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 502,435
100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 90,441
350,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 366,833
225,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/32 224,411
250,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/42 250,011
430,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 430,015
100,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 96,815
TOTAL LONG-TERM CARE 2,464,409
TAX OBLIGATION/GENERAL - 29.5% (17.9% of Total Investments)
515,000 Carl Junction School District R-1, Jasper County, Missouri,
General Obligation Bonds, Series 2024
5 .000 03/01/44 555,642
1,000,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018
4 .000 03/01/34 1,005,095
335,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018
4 .000 03/01/36 336,154
340,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/36 344,614
200,000 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018
5 .000 03/01/36 208,318
500,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, School Building Series 2024
5 .750 03/01/43 576,508
500,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2023A
5 .500 03/01/43 560,666
225,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
5 .000 03/01/43 241,258
300,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/35 306,022
500,000 Lebanon School District R3, LaClede County, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
4 .000 03/01/44 503,036
335,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/44 389,717
1,250,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/42 1,358,667
1,000,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5 .250 03/01/43 1,096,607
500,000 Webster Groves School District, Missouri, Crossover General
Obligation Bonds, Series 2024
5 .000 03/01/43 546,171
TOTAL TAX OBLIGATION/GENERAL 8,028,475

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 38.3% (23.3% of Total Investments)
$ 1,500,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4 .000% 10/01/36 $ 1,536,301
760,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4 .000 10/01/48 752,539
145,000 Clay, Jackson & Platte Counties Consolidated Public Library
District 3, Missouri, Certificates of Participation, Mid-Continent
Public Library Project, Series 2018
4 .000 03/01/35 145,838
170,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5 .125 05/01/41 170,328
293,744 (b) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5 .000 06/01/28 61,686
250,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4 .875 03/01/33 249,996
200,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5 .000 03/01/38 198,186
300,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series 2011A
5 .000 09/01/32 300,483
75,000 (c) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
4 .250 04/01/26 74,572
500,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Arena Project, Refunding & Improvement Series 2016E
5 .000 04/01/40 500,755
325,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5 .000 09/01/33 325,258
400,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4 .000 09/01/45 398,114
100,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 99,250
100,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 97,644
250,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5 .000 03/01/49 268,604
245,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of Branson - Branson Landing Project,
Series 2015A
4 .000 06/01/34 245,053
155,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5 .000 04/01/45 165,271
350,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 118,575
97,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 24,093
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 500,473
117,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 117,528
252,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 252,002
200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 200,002
50,000 (c) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4 .250 11/01/49 42,706
250,000 (c) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5 .250 07/01/44 232,799
500,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue Bonds,
National Geospatial-Intelligence Agency Offsite Improvements,
Series 2022C
5 .125 06/01/46 509,326

Portfolio of Investments November 30, 2024
(continued)
NOM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000% 10/01/49 $ 1,039,875
600,000 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015
4 .000 04/01/35 600,057
125,000 (c) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 126,640
450,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .750 11/15/47 385,231
130,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 130,635
195,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 199,751
320,000 Wentzville, Missouri, Certificates of Participation, Series 2023 5 .000 03/01/37 361,013
TOTAL TAX OBLIGATION/LIMITED 10,430,584
TRANSPORTATION - 18.1% (11.0% of Total Investments)
450,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 463,648
2,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 2,054,814
1,265,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C - AGM Insured
5 .000 07/01/47 1,298,391
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/49 1,109,159
TOTAL TRANSPORTATION 4,926,012
U.S. GUARANTEED - 1.3% (0.8% of Total Investments) (d)
350,000 Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019, (Pre-refunded 3/01/27)
4 .000 03/01/39 359,155
TOTAL U.S. GUARANTEED 359,155
UTILITIES - 18.1% (11.0% of Total Investments)
500,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 502,206
500,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .000 05/01/47 543,433
500,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 547,190
500,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 562,377
500,000 Missouri Environmental Improvement and Energy Resources
Authority, Water Facility Revenue Bonds, Tri-County Water
Authority, Series 2015
5 .000 01/01/40 500,643
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 501,721
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/43 512,366
500,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022
5 .000 12/01/44 532,425
500,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
4 .000 12/01/44 498,557

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
UTILITIES (continued)
$ 260,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4 .000% 12/01/51 $ 238,235
TOTAL UTILITIES 4,939,153
TOTAL MUNICIPAL BONDS
(Cost $44,558,828) 44,799,043
TOTAL LONG-TERM INVESTMENTS
(Cost $44,558,828) 44,799,043
FLOATING RATE OBLIGATIONS - (2.2)%   (600,000)
MFP SHARES, NET - (65.3)% (e) (17,815,554)
OTHER ASSETS & LIABILITIES, NET - 3.2% 879,784
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 27,263,273
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $673,611 or 1.5% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) MFP Shares, Net as a percentage of Total Investments is 39.8%.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
NPV
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 163.6% (100.0% of Total Investments)
X 367,522,542 MUNICIPAL BONDS - 163.6%  (100.0% of Total Investments) X –
CONSUMER STAPLES - 6.1% (3.7% of Total Investments)
$ 1,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .625% 05/15/43 $ 1,011,995
490,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 488,500
705,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 697,503
5,135,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 4,901,481
6,645,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2
5 .200 06/01/46 6,560,334
TOTAL CONSUMER STAPLES 13,659,813
EDUCATION AND CIVIC ORGANIZATIONS - 12.5% (7.7% of Total Investments)
1,000,000 Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High School,
Refunding Series 2021C
4 .000 01/01/46 999,808
1,105,000 Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High School,
Series 2017
4 .000 01/01/37 1,112,011
565,000 Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High School,
Series 2017
4 .000 01/01/40 566,155
170,000 Amherst Industrial Development Authority, Virginia, Revenue
Bonds, Sweet Briar College, Series 2006
5 .000 09/01/26 168,171
1,000,000 (a) Industrial Development Authority of the City of Lexington,
Virginia, Washington and Lee University, Educational Facility
Revenue Bonds, Refunding Series 2018A
5 .000 01/01/43 1,048,104
1,500,000 Loudoun County Industrial Development Authority, Virginia,
Multi-Modal Revenue Bonds, Howard Hughes Medical Institute,
Series 2022A
4 .000 10/01/52 1,515,520
2,000,000 Madison County Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Woodberry Forest School,
Series 2021
3 .000 10/01/50 1,627,853
500,000 Montgomery County Economic Development Authority, Virginia,
Revenue Bonds, Virginia Tech Foundation, Refunding Series
2017A
4 .000 06/01/36 508,140
750,000 Roanoke Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Lynchburg College, Series 2018A
5 .000 09/01/43 756,057
1,000,000 Salem Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Roanoke College, Series 2020
4 .000 04/01/45 914,984
2,500,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Green Series 2015A-2
5 .000 04/01/45 2,510,621
1,515,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/39 1,580,944
9,000,000 (a) The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A, (UB)
5 .000 04/01/39 9,391,745
1,000,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .000 07/01/45 820,256
1,500,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/35 1,362,849
4,000,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/45 3,281,024
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 28,164,242

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HEALTH CARE - 31.0% (19.0% of Total Investments)
$ 1,550,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000% 07/01/29 $ 1,683,446
1,000,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/39 1,010,225
225,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/40 226,812
2,055,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/45 2,057,323
1,465,000 Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A,
(Mandatory Put 7/01/31)
5 .000 07/01/53 1,586,285
1,470,000 Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center, Series
2019
5 .000 07/01/34 1,575,103
1,205,000 Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center, Series
2019
4 .000 07/01/37 1,210,084
1,000,000 Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center, Series
2019
4 .000 07/01/43 984,423
1,920,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 1,854,535
2,700,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 2,525,932
4,005,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Refunding
Series 2022
4 .000 05/15/42 4,051,576
2,500,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2014A
4 .000 05/15/44 2,496,277
3,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2024
4 .125 05/15/54 3,007,272
1,500,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health System
Obligated Group, Series 2018
4 .000 01/01/50 1,470,512
3,500,000 (b) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2015A
5 .330 07/01/45 3,502,988
5,000,000 (b) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2017A
5 .000 07/01/46 5,007,505
2,310,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023 - AGM Insured
5 .250 07/01/48 2,549,158
2,885,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2017A
5 .000 01/01/47 2,918,765
1,575,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021
4 .000 01/01/55 1,493,115
1,000,000 Norfolk Economic Development Authority, Virginia, Hospital
Facility Revenue Bonds, Sentara Healthcare Systems, Refunding
Series 2018B
4 .000 11/01/48 981,006
875,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
4 .000 07/01/36 897,803
5,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
4 .000 07/01/51 5,012,920
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/32 1,022,204

Portfolio of Investments November 30, 2024
(continued)
NPV

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,360,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
4 .000% 06/15/37 $ 1,350,801
7,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/49 6,885,974
3,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/42 3,278,438
1,150,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/38 1,181,372
2,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/39 2,045,337
1,500,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/33 1,521,372
1,000,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/35 1,012,797
2,000,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
4 .000 01/01/37 2,001,222
1,215,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/44 1,224,842
TOTAL HEALTH CARE 69,627,424
HOUSING/MULTIFAMILY - 14.4% (8.8% of Total Investments)
1,070,000 (b) Richmond Redevelopment and Housing Authority, Virginia, Multi-
Family Housing Revenue Bonds, American Tobacco Apartments,
Series 2017
5 .550 01/01/37 1,056,984
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .500 03/01/35 996,023
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .625 03/01/39 973,345
900,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015C
4 .000 08/01/45 899,984
2,750,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015E
3 .750 12/01/40 2,702,922
1,500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2016B
3 .350 05/01/36 1,460,949
1,700,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2017A
3 .875 03/01/47 1,640,773
3,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2019A
3 .800 09/01/44 2,905,159
1,855,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020E
2 .500 07/01/45 1,395,984
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2022F
5 .000 10/01/52 1,031,133
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023E
5 .250 10/01/63 1,051,003
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A
4 .450 09/01/44 1,016,550
7,650,000 (a) Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured, (UB)
4 .000 07/01/48 7,662,733
2,600,000 (a) Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured, (UB)
4 .125 07/01/58 2,604,612
5,000,000 (a) Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured, (UB)
4 .375 07/01/63 5,062,388
TOTAL HOUSING/MULTIFAMILY 32,460,542

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
HOUSING/SINGLE FAMILY - 1.0% (0.6% of Total Investments)
$ 1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023C
4 .875% 07/01/48 $ 1,037,951
1,200,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .550 10/01/49 1,225,797
TOTAL HOUSING/SINGLE FAMILY 2,263,748
LONG-TERM CARE - 9.7% (5.9% of Total Investments)
3,225,000 Albemarle County, VA, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding
Series 2022A
4 .000 06/01/42 3,235,372
700,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/45 685,356
1,155,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/40 1,087,123
200,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 222,801
1,000,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, WindsorMeade, Series
2021A
4 .000 06/01/47 838,434
1,000,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2016
4 .000 01/01/37 1,000,963
1,120,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/42 1,087,534
1,000,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/48 931,362
625,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .000 01/01/49 588,301
3,005,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .250 01/01/54 2,900,683
670,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/37 671,545
2,000,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/46 1,956,572
2,920,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/31 2,933,346
320,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 367,698
1,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/59 1,141,910
2,000,000 Virginia Small Business Financing Authority, Virginia, Residential
Care Facility Revenue Bonds, Lifespire, Refunding Series 2024A
5 .500 12/01/54 2,128,353
TOTAL LONG-TERM CARE 21,777,353
TAX OBLIGATION/GENERAL - 4.2% (2.6% of Total Investments)
3,300,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 2,286,783
4,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 3,988,070
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 963,522
1,000,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2024C
4 .000 03/01/57 1,007,662

Portfolio of Investments November 30, 2024
(continued)
NPV

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Virginia State, General Obligation Bonds, Series 2022A 5 .000% 06/01/52 $ 1,095,446
TOTAL TAX OBLIGATION/GENERAL 9,341,483
TAX OBLIGATION/LIMITED - 22.3% (13.6% of Total Investments)
1,340,000 Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017
5 .000 02/15/37 1,399,676
1,000,000 (b) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,001,353
735,000 Dulles Town Center Community Development Authority, Loudon
County, Virginia Special Assessment Refunding Bonds, Dulles
Town Center Project, Series 2012
4 .250 03/01/26 727,809
1,250,000 (b) Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 1,218,438
4,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/34 4,038,036
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 1,022,888
2,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .000 07/01/45 2,144,517
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/57 2,972,979
1,440,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2024A
5 .250 07/01/59 1,606,334
1,000,000 (b) Industrial Development Authority of the City of Alexandria,
Tourism Development Financing Program Revenue Bonds (699
Prince Street Hotel Project), Senior Series 2022A-1 (Tax-Exempt)
and Senior Series 2022B-1
7 .750 09/01/44 1,113,791
905,000 (b) Lower Magnolia Green Community Development Authority,
Virginia, Special Assessment Bonds, Series 2015
5 .000 03/01/35 905,401
2,995,000 (b) Lower Magnolia Green Community Development Authority,
Virginia, Special Assessment Bonds, Series 2015
5 .000 03/01/45 2,990,563
440,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 462,067
300,000 (b) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
4 .500 09/01/28 304,435
3,000,000 (b) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 3,001,219
96,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 87,241
94,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 79,111
219,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 170,041
136,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 97,134
3,609,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 896,402
7,320,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 7,353,042
1,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,550,013
150,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 148,011
62,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 62,127
1,500,000 (b) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015
5 .000 09/01/33 1,508,852
2,240,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,242,664
2,000,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 2,101,523

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Virginia Gateway Community Development Authority, Prince
William County, Virginia, Special Assessment Refunding Bonds,
Series 2012
5 .000% 03/01/30 $ 1,000,082
35,000 Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A
5 .000 11/01/42 35,020
120,000 (b) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and
Virginia Beach Oceanfront Hotel Projects, Series 2018A
8 .375 04/01/41 121,474
300,000 (b) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia Beach
Oceanfront South Hotel Project, Senior Series 2020A-1
8 .000 10/01/43 310,033
1,000,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Series 2018
4 .000 05/15/38 1,021,811
2,470,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Green Series 2023A
5 .250 07/15/53 2,719,945
2,500,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 2,760,024
920,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue
Bonds, Refunding Series 2016
5 .000 12/01/36 953,525
TOTAL TAX OBLIGATION/LIMITED 50,127,581
TRANSPORTATION - 50.0% (30.5% of Total Investments)
375,000 Capital Region Airport Commission, Virginia, Airport Revenue
Bonds, Refunding Series 2016A
4 .000 07/01/34 377,767
400,000 Capital Region Airport Commission, Virginia, Airport Revenue
Bonds, Refunding Series 2016A
4 .000 07/01/35 402,892
250,000 Capital Region Airport Commission, Virginia, Airport Revenue
Bonds, Refunding Series 2016A
4 .000 07/01/38 250,990
5,320,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016 - AGM Insured
5 .000 07/01/41 5,427,963
1,705,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 1,723,103
4,200,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 4,238,514
2,000,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .750 07/15/32 2,098,873
4,225,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 4,376,436
1,000,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B - AGM
Insured
4 .875 07/15/40 1,047,700
1,945,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Refunding Series 2024 - AGM Insured
4 .000 07/15/47 1,951,611
4,500,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/44 4,402,633
3,335,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B - AGM
Insured
4 .000 10/01/53 3,253,099
4,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/26 3,784,155
11,825,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/34 8,403,125
1,135,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/36 738,510
5,010,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/39 2,817,192
6,700,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 7,378,707

Portfolio of Investments November 30, 2024
(continued)
NPV

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 7,300,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000% 10/01/35 $ 7,449,531
2,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/31 2,104,177
3,290,000 (a) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/36 3,426,269
2,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/38 2,075,286
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/30 1,070,339
4,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/40 4,169,561
1,145,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .500 10/01/54 1,260,029
65,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 65,109
595,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 595,748
1,585,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/38 1,693,908
3,000,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/41 3,020,945
3,000,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/45 3,017,948
9,535,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 9,637,910
805,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 812,519
1,325,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/33 1,415,628
1,395,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/36 1,486,388
530,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/38 562,115
3,120,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4 .000 07/01/39 3,089,394
1,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4 .000 01/01/42 1,448,175
1,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 1,576,915
1,840,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/52 1,926,068
2,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/39 2,462,936
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 4,150,710
1,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 1,034,074
TOTAL TRANSPORTATION 112,224,952

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
U.S. GUARANTEED - 5.5% (3.4% of Total Investments) (c)
$ 900,000 Alexandria Industrial Development Authority, Virginia, Residential
Care Facilities Mortgage Revenue Bonds, Goodwin House
Incorporated, Series 2015, (Pre-refunded 10/01/25)
5 .000% 10/01/50 $ 914,394
360,000 Chesapeake Bay Bridge and Tunnel Commission, Virginia,
General Resolution Revenue Bonds, Refunding Series 1998 -
NPFG Insured, (ETM)
5 .500 07/01/25 365,026
100,000 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, (Pre-refunded 3/01/25)
5 .600 03/01/45 100,589
1,000,000 Fairfax County Economic Development Authority, Virginia,
County Facilities Revenue Bonds, Refunding Series 2017B, (Pre-
refunded 10/01/27)
5 .000 10/01/33 1,064,854
1,415,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/40 1,502,787
1,010,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/42 1,072,661
1,000,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/43 1,062,040
1,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A, (Pre-refunded 1/01/28)
5 .500 07/01/57 1,085,316
5,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2016A, (Pre-refunded 1/15/26)
5 .000 01/15/33 5,119,031
TOTAL U.S. GUARANTEED 12,286,698
UTILITIES - 6.9% (4.2% of Total Investments)
4,300,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 4,552,408
1,675,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,698,157
3,000,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A 5 .250 11/01/44 3,006,379
2,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,062,951
1,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 966,152
725,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2023C
5 .000 01/15/47 801,898
1,000,000 Virginia Resources Authority, Clean Water State Revolving Fund
Revenue Bonds, Refunding Series 2014B
4 .000 10/01/27 1,000,670
1,500,000 (b) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5 .000 01/01/48 1,500,091
TOTAL UTILITIES 15,588,706
TOTAL MUNICIPAL BONDS
(Cost $359,013,632) 367,522,542
TOTAL LONG-TERM INVESTMENTS
(Cost $359,013,632) 367,522,542
FLOATING RATE OBLIGATIONS - (8.4)%   (18,950,000)
VRDP SHARES, NET - (56.8)% (d) (127,716,541)
OTHER ASSETS & LIABILITIES, NET - 1.6% 3,822,027
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 224,678,028
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $36,380,546 or 9.9% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) VRDP Shares, Net as a percentage of Total Investments is 34.8%.

Portfolio of Investments November 30, 2024
(continued)
NPV

AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

November 30, 2024 (Unaudited) NMT NMS NOM NPV
ASSETS
Long-term investments, at value
†
$ 185,709,626 $ 122,516,167 $ 44,799,043 $ 367,522,542
Cash 217,314 236,836 477,752 228,600
Receivables:
Interest 2,670,368 1,632,339 563,722 5,472,840
Investments sold – – 55,000 –
Shares sold – 10,783 – 79,413
Deferred offering costs – 70,000 – 75,000
Other 12,772 11,338 14,316 22,224
Total assets 188,610,080 124,477,463 45,909,833 373,400,619
LIABILITIES
Floating rate obligations – – 600,000 18,950,000
AMTP Shares, Net
*
– 49,780,341 – –
MFP Shares, Net
**
– – 17,815,554 –
VRDP Shares, Net
***
73,782,955 – – 127,716,541
Payables:
Management fees 92,435 61,323 22,698 179,899
Dividends 641,017 402,110 152,947 1,235,370
Interest 42 27 18,639 476,933
Accrued expenses:
Custodian fees 19,508 17,717 10,803 32,333
Investor relations 744 846 208 1,376
Trustees fees 3,508 2,272 836 19,280
Professional fees 15,286 13,606 15,391 11,398
Shareholder reporting expenses 9,822 8,400 5,787 17,998
Shareholder servicing agent fees 466 3,707 3,697 1,047
Shelf offering costs – 69,845 – 74,845
Other — — — 5,571
Total liabilities 74,565,783 50,360,194 18,646,560 148,722,591
Commitments and contingencies
(1)
Net assets applicable to common shares $ 114,044,297 $ 74,117,269 $ 27,263,273 $ 224,678,028
Common shares outstanding 9,324,616 5,798,090 2,349,992 17,942,781
Net asset value ("NAV") per common share outstanding $ 12 .23 $ 12 .78 $ 11 .60 $ 12 .52
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 93,246 $ 57,981 $ 23,500 $ 179,428
Paid-in capital 128,900,675 80,749,325 30,584,465 250,201,162
Total distributable earnings (loss) (14,949,624) (6,690,037) (3,344,692) (25,702,562)
Net assets applicable to common shares $ 114,044,297 $ 74,117,269 $ 27,263,273 $ 224,678,028
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 182,991,401 $ 122,063,753 $ 44,558,828 $ 359,013,632
*
AMTP Shares, liquidation preference — 49,800,000 — —
**
MFP Shares, liquidation preference — — 18,000,000 —
***
    VRDP Shares, liquidation preference 74,000,000 — — 128,000,000
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended November 30, 2024 (Unaudited) NMT NMS NOM NPV
INVESTMENT INCOME
Interest $ 3,813,383 $ 2,718,583 $ 980,825 $ 7,718,135
Total investment income 3,813,383 2,718,583 980,825 7,718,135
EXPENSES
– – – –
Management fees 568,788 376,220 139,790 1,105,656
Shareholder servicing agent fees 915 6,545 6,021 1,219
Interest expense and amortization of offering costs 1,556,152 1,051,418 402,012 3,207,485
Trustees fees 3,755 2,464 905 7,036
Custodian expenses 13,625 15,519 10,221 27,313
Excise tax liability expense — 342 — 44
Investor relations expenses 10,589 7,721 2,674 23,478
Professional fees 37,845 21,568 90,841 43,530
Shareholder reporting expenses 15,142 14,262 12,308 21,911
Stock exchange listing fees 3,872 3,872 3,872 3,870
Other 19,615 14,006 22,714 23,594
Total expenses 2,230,298 1,513,937 691,358 4,465,136
Net investment income (loss) 1,583,085 1,204,646 289,467 3,252,999
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (379,315) (62,733) (39,406) (689,174)
Net realized gain (loss) (379,315) (62,733) (39,406) (689,174)
Change in unrealized appreciation (depreciation) on:
Investments 4,710,689 3,391,305 1,056,931 11,591,037
Net change in unrealized appreciation (depreciation) 4,710,689 3,391,305 1,056,931 11,591,037
Net realized and unrealized gain (loss) 4,331,374 3,328,572 1,017,525 10,901,863
Net increase (decrease) in net assets applicable to common shares from operations $ 5,914,459 $ 4,533,218 $ 1,306,992 $ 14,154,862

Statement of Changes in Net Assets
See Notes to Financial Statements

NMT NMS
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 1,583,085 $ 2,908,901 $ 1,204,646 $ 2,342,513
Net realized gain (loss) (379,315) (2,661,809) (62,733) (1,490,027)
Net change in unrealized appreciation (depreciation) 4,710,689 2,324,031 3,391,305 991,029
Net increase (decrease) in net assets applicable to common shares from operations 5,914,459 2,571,123 4,533,218 1,843,515
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (3,972,286) (3,146,605) (2,552,857) (2,521,791)
Return of Capital – (382,762) – (337,016)
Total distributions (3,972,286) (3,529,367) (2,552,857) (2,858,807)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs — — 76,885 —
Reinvestments of distributions — — 66,844 —
Net increase (decrease) applicable to common shares from capital share transactions — — 143,729 —
Net increase (decrease) in net assets applicable to common shares 1,942,173 (958,244) 2,124,090 (1,015,292)
Net assets applicable to common shares at the beginning of the period 112,102,124 113,060,368 71,993,179 73,008,471
Net assets applicable to common shares at the end of the
period $ 114,044,297 $ 112,102,124 $ 74,117,269 $ 71,993,179

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NOM NPV
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 289,467 $ 707,702 $ 3,252,999 $ 6,696,553
Net realized gain (loss) (39,406) (189,446) (689,174) (773,176)
Net change in unrealized appreciation (depreciation) 1,056,931 334,007 11,591,037 1,063,916
Net increase (decrease) in net assets applicable to common shares from operations 1,306,992 852,263 14,154,862 6,987,293
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (951,747) (800,145) (7,744,302) (7,268,770)
Return of Capital – (74,052) – (815,269)
Total distributions (951,747) (874,197) (7,744,302) (8,084,039)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs — — 136,007 —
Reinvestments of distributions — — 96,999 —
Net increase (decrease) applicable to common shares from capital share transactions — — 233,006 —
Net increase (decrease) in net assets applicable to common shares 355,245 (21,934) 6,643,566 (1,096,746)
Net assets applicable to common shares at the beginning of the period 26,908,028 26,929,962 218,034,462 219,131,208
Net assets applicable to common shares at the end of the
period $ 27,263,273 $ 26,908,028 $ 224,678,028 $ 218,034,462

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended November 30, 2024 (Unaudited)
NMT NMS NOM NPV
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 5,914,459 $ 4,533,218 $ 1,306,992 $ 14,154,862
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (12,172,586) (2,221,285) (3,848,522) (23,108,152)
Proceeds from sale and maturities of investments 11,926,380 3,388,090 5,129,956 25,025,225
Proceeds from (Purchase of) short-term investments, net 2,000,000 — — —
Amortization (Accretion) of premiums and discounts, net 425,287 97,592 74,018 457,104
Amortization of deferred offering costs 4,888 2,462 4,048 7,608
(Increase) Decrease in:
Receivable for interest 31,991 40,958 (3,667) (124,696)
Receivable for investments sold — 40,000 130,000 5,000
Other assets 2,474 (1,544) 1,660 12,858
Increase (Decrease) in:
Payable for interest 42 27 8,878 225,266
Payable for management fees (3,470) (1,847) (921) (5,832)
Accrued custodian fees 2,264 4,357 2,422 4,073
Accrued investor relations fees 744 762 (637) 1,376
Accrued Trustees fees 698 457 168 1,831
Accrued professional fees 14,734 13,239 15,391 9,257
Accrued shareholder reporting expenses 5,056 7,005 5,747 11,807
Accrued shareholder servicing agent fees 157 418 (78) (510)
Accrued shelf offering costs — 69,845 — 74,845
Accrued other expenses — — — 5,571
Net realized (gain) loss from investments 379,315 62,733 39,406 689,174
Net change in unrealized (appreciation) depreciation of investments (4,710,689) (3,391,305) (1,056,931) (11,591,037)
Net cash provided by (used in) operating activities 3,821,744 2,645,182 1,807,930 5,855,630
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 197,029 328,612 78,286 3,312,026
(Repayments) of borrowings (197,029) (328,612) (78,286) (3,312,026)
Increase (Decrease) in:
Cash overdraft — (47,716) (441,385) —
Cash distributions paid to common shareholders (3,707,457) (2,357,732) (888,793) (7,182,909)
Proceeds from shelf offering — (3,898) — (18,406)
Net cash provided by (used in) financing activities (3,707,457) (2,409,346) (1,330,178) (7,201,315)
Net increase (decrease) in Cash 114,287 235,836 477,752 (1,345,685)
Cash at the beginning of period 103,027 — — 1,574,285
Cash at the end of period $ 217,314 $ 235,836 $ 477,752 $ 228,600
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NMT NMS NOM NPV
Cash paid for interest
$ 1,548,707 $ 1,046,034 $ 388,587 $ 2,968,527
Non-cash financing activities not included herein consists of reinvestments of common share distributions — 66,844 — 96,999

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NMT
11/30/24(d) $ 12.02 $ 0.17 $ 0.47 $ 0.64 $ (0.43) $ — $ — $ (0.43) $ 12.23 $ 11.81
5/31/24 12.12 0.31 (0.03) 0.28 (0.34) — (0.04) (0.38) 12.02 10.58
5/31/23 12.91 0.37 (0.77) (0.40) (0.39) — — (0.39) 12.12 10.29
5/31/22 15.36 0.51 (2.43) (1.92) (0.53) — — (0.53) 12.91 12.20
5/31/21 14.65 0.57 0.69 1.26 (0.55) — — (0.55) 15.36 14.92
5/31/20 14.73 0.52 (0.10) 0.42 (0.50) — — (0.50) 14.65 13.15
NMS
11/30/24(d) 12.44 0.21 0.57 0.78 (0.44) — — (0.44) 12.78 13.23
5/31/24 12.62 0.40 (0.09) 0.31 (0.43) — (0.06) (0.49) 12.44 10.80
5/31/23 13.65 0.48 (1.00) (0.52) (0.51) — — (0.51) 12.62 11.04
5/31/22 15.62 0.64 (1.98) (1.34) (0.63) — — (0.63) 13.65 15.45
5/31/21 14.81 0.66 0.76 1.42 (0.61) — — (0.61) 15.62 16.24
5/31/20 15.19 0.59 (0.40) 0.19 (0.57) — — (0.57) 14.81 13.55
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NMT
11/30/24(d)
2.72% (e )
5/31/24
2.88
5/31/23
2.03
5/31/22
0.54
5/31/21
0.49
5/31/20
1.14
NMS
11/30/24(d)
2.84 (e)
5/31/24
3.08
5/31/23
2.22
5/31/22
0.65
5/31/21
0.60
5/31/20
1.32
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
5.34% 15.84% $ 114,044 3.90% (e) 2.77% (e) 6%
2.33 6.63 112,102 4.04 2.58 22
(3.07) (12.60) 113,060 3.19 3.02 24
(12.84) (15.12) 120,394 1.60 3.45 18
8.69 17.81 143,244 1.54 3.77 8
2.83 6.14 136,572 2.20 3.47 11
6.34 26.89 74,117 4.09 (e) 3.26 (e) 2
2.56 2.41 71,993 4.30 3.25 29
(3.79) (25.51) 73,008 3.46 3.74 19
(8.87) (0.84) 78,984 1.77 4.22 19
9.74 24.89 90,310 1.71 4.30 5
1.24 2.57 85,644 2.46 3.85 12
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings (as described in Notes to Financial
Statements), where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to borrowings (as described in Notes to Financial Statements) and/
or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.

Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NOM
11/30/24(d) $ 11.45 $ 0.12 $ 0.44 $ 0.56 $ (0.41) $ — $ — $ (0.41) $ 11.60 $ 10.76
5/31/24 11.46 0.30 0.06 0.36 (0.34) — (0.03) (0.37) 11.45 9.95
5/31/23 12.35 0.36 (0.87) (0.51) (0.38) — — (0.38) 11.46 9.86
5/31/22 14.16 0.49 (1.78) (1.29) (0.52) — — (0.52) 12.35 12.46
5/31/21 13.64 0.55 0.48 1.03 (0.51) — — (0.51) 14.16 14.70
5/31/20 13.84 0.50 (0.21) 0.29 (0.49) — — (0.49) 13.64 14.56
NPV
11/30/24(d) 12.16 0.18 0.61 0.79 (0.43) — — (0.43) 12.52 13.33
5/31/24 12.23 0.37 0.01 0.38 (0.40) — (0.05) (0.45) 12.16 10.54
5/31/23 13.25 0.45 (0.97) (0.52) (0.50) — — (0.50) 12.23 10.86
5/31/22 15.48 0.59 (2.24) (1.65) (0.58) — — (0.58) 13.25 12.77
5/31/21 14.51 0.61 0.94 1.55 (0.58) — — (0.58) 15.48 16.13
5/31/20 14.67 0.54 (0.17) 0.37 (0.53) — — (0.53) 14.51 13.40
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NOM
11/30/24(d)
2.93% (e )
5/31/24
3.14
5/31/23
2.25
5/31/22
0.69
5/31/21
0.63
5/31/20
1.29
NPV
11/30/24(d)
2.86 (e )
5/31/24
3.05
5/31/23
2.16
5/31/22
0.63
5/31/21
0.58
5/31/20
1.18
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
4.89% 12.31% $ 27,263 5.04% (e) 2.11% (e) 9%
3.20 4.79 26,908 4.60 2.63 17
(4.13) (18.12) 26,930 3.71 3.12 25
(9.35) (11.98) 29,004 2.03 3.61 25
7.66 4.69 33,225 1.93 3.95 13
2.07 7.93 31,996 2.66 3.58 10
6.57 31.01 224,678 3.98 (e) 2.90 (e) 6
3.18 1.30 218,034 4.16 3.07 13
(3.94) (11.31) 219,131 3.28 3.64 29
(10.89) (17.67) 237,483 1.64 3.97 18
10.80 25.01 277,004 1.58 3.99 7
2.48 7.74 259,338 2.20 3.65 18
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings (as described in Notes to Financial
Statements), where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to borrowings (as described in Notes to Financial Statements) and/
or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
NMT
11/30/24(c) $ — $ — $ — $ — $ 74,000 $ 254,114
5/31/24 — — — — 74,000 251,489
5/31/23 — — — — 74,000 252,784
5/31/22 — — — — 74,000 262,694
5/31/21 — — — — 74,000 293,573
5/31/20 — — — — 74,000 284,556
NMS
11/30/24(c) 49,800 248,830 — — — —
5/31/24 49,800 244,565 — — — —
5/31/23 49,800 246,603 — — — —
5/31/22 52,800 249,590 — — — —
5/31/21 52,800 271,041 — — — —
5/31/20 52,800 262,204 — — — —
NOM
11/30/24(c) — — 18,000 251,463 — —
5/31/24 — — 18,000 249,489 — —
5/31/23 — — 18,000 249,611 — —
5/31/22 — — 18,000 261,134 — —
5/31/21 — — 18,000 284,581 — —
5/31/20 — — 18,000 277,757 — —
NPV
11/30/24(c) — — — — 128,000 275,530
5/31/24 — — — — 128,000 270,339
5/31/23 — — — — 128,000 271,196
5/31/22 — — — — 128,000 285,533
5/31/21 — — — — 128,000 316,409
5/31/20 — — — — 128,000 302,608
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c) Unaudited.

Notes to Financial Statements

(U
naudited)
1. General Information
Fund Information:
The state funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Massachusetts Quality Municipal Income Fund (NMT)
Nuveen Minnesota Quality Municipal Income Fund (NMS)
Nuveen Missouri Quality Municipal Income Fund (NOM)
Nuveen Virginia Quality Municipal Income Fund (NPV)
The Funds are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as closed-end management investment companies. NMT and NPV were organized as Massachusetts business trusts on January 12, 1993. NMS and NOM were organized as Massachusetts business trusts on April 28, 2014 and March 29, 1993, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is November 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least
Fund
Gross
Custodian Fee
Credits
NMT
$ —
NMS
—
NOM
—
NPV
—

Notes to Financial Statements
(continued)
annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in
Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described later in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described later in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
NMT
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 185,709,626 $ – $ 185,709,626
Total $ – $ 185,709,626 $ – $ 185,709,626
NMS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 122,516,167 $ – $ 122,516,167
Total $ – $ 122,516,167 $ – $ 122,516,167
NOM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 44,799,043 $ – $ 44,799,043
Total $ – $ 44,799,043 $ – $ 44,799,043
NPV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 367,522,542 $ – $ 367,522,542
Total $ – $ 367,522,542 $ – $ 367,522,542

Notes to Financial Statements
(continued)
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NMT
$ — $ — $ —
NMS
— — —
NOM
600,000 — 600,000
NPV
18,950,000 — 18,950,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NMT
$ — — %
NMS
— —
NOM
600,000 3.75
NPV
18,950,000 3.85

any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NMT
$ — $ — $ —
NMS
— — —
NOM
600,000 — 600,000
NPV
18,950,000 — 18,950,000
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NMT
$ 12,172,586 $ 11,926,380
NMS
2,221,285 3,388,090
NOM
3,848,522 5,129,956
NPV
23,108,152 25,025,225

Notes to Financial Statements
(continued)
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the Securities and
Exchange Commission ("SEC") authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf
Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the
Funds’ current and prior fiscal period were as follows:
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares:
NMS has issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”)
Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
The details of the Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
NMS NPV
Six Months
Ended
11/30/24
Year Ended
5/31/24
Six Months
Ended
11/30/24
Year Ended
5/31/24
Maximum aggregate offering 600,000* — 1,800,000* —
Common shares sold 5,819 – 10,330 –
Offering proceeds, net of offering costs $76,885 $– $136,007 $–
* Represents additional authorized common shares for the period November 22, 2024 through November 30, 2024.
NMT NMS
Six Months
Ended
11/30/24
Year Ended
5/31/24
Six Months
Ended
11/30/24
Year Ended
5/31/24
Common Shares:
Sold through shelf offering — — 5,819 —
Issued to shareholders due to reinvestment of distributions — — 5,213 —
Total — — 11,032 —
Weighted average common share:
Premium to NAV per shelf offering common share sold –% –% 5.11% –%
NOM NPV
Six Months
Ended
11/30/24
Year Ended
5/31/24
Six Months
Ended
11/30/24
Year Ended
5/31/24
Common Shares:
Sold through shelf offering — — 10,330 —
Issued to shareholders due to reinvestment of distributions — — 7,752 —
Total — — 18,082 —
Weighted average common share:
Premium to NAV per shelf offering common share sold –% –% 6.98% –%

The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
* Subject to early termination by either the Fund or the holder.
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund's Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
NOM has issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Fund is obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Fund. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the MFP Share.
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference,
net of
deferred
offering costs
NMS 2028 498 $49,800,000 $49,780,341
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NMS 360-day 2028 December 1, 2028* November 30, 2019
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NMS
$ 49,800,000 4.19%

Notes to Financial Statements
(continued)
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
The Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. The Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, details of the Fund’s MFP Shares outstanding were as follows:
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, details of the Funds’ VRDP Shares outstanding were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption Date Mode
Mode
Termination Date
NOM A 180 $18,000,000 October 1, 2047 VRM October 1, 2047
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NOM
$ 18,000,000 4.28%

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Each Fund’s Series 1 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional
VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period. The fair value of Special Rate VRDP Shares is expected to approximate their liquidation preference so long as the fixed “spread”
on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market.
During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are being amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions :
There were no transactions in preferred shares during the Funds' current and prior fiscal period.
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NMT 1 740 N/A** $74,000,000 March 1, 2047*** March 1, 2047
NPV 1 1,280 N/A** $128,000,000 July 16, 2025 August 3, 2043
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
*** Subject to earlier termination by either Fund or the holder.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NMT
$ 74,000,000 4.17%
NPV
128,000,000 4.40

Notes to Financial Statements
(continued)
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NMT
$ 182,934,329 $ 4,194,579 $ (1,419,282) $ 2,775,297
NMS
121,883,428 2,309,405 (1,676,666) 632,739
NOM
43,937,183 797,722 (535,862) 261,860
NPV
340,271,950 12,638,727 (4,338,135) 8,300,592
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NMT
$ — $ — $ — $ (1,947,987) $ (14,556,838) $ — $ (386,972) $ (16,891,797)
NMS
— 1,627 — (2,770,123) (5,612,550) — (289,353) (8,670,399)
NOM
— — — (797,367) (2,809,744) — (92,825) (3,699,936)
NPV
— 209 — (3,028,484) (28,278,234) — (806,612) (32,113,121)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2024 and paid on June 3, 2024.
Fund
Short-Term Long-Term Total
NMT
$ 5,216,423 $ 9,340,415 $ 14,556,838
NMS
2,087,901 3,524,649 5,612,550
NOM
855,365 1,954,379 2,809,744
NPV
11,605,401 16,672,833 28,278,234
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3625

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of November 30, 2024, the annual complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
NMT
0.1569%
NMS
0.1569%
NOM
0.1569%
NPV
0.1569%
Fund
Purchases Sales
Realized
Gain (Loss)
NMT
$ 1,023,264 $ 970,070 $ (57,983)
NMS
— — —
NOM
— — —
NPV
2,000,420 — —

Notes to Financial Statements
(continued)
draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:
During the Funds’ utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
11. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
Fund
Maximum
Outstanding
Balance
NMT
$ 191,861
NMS
328,612
NOM
78,286
NPV
2,620,676
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NMT
4 $ 51,841 6.41%
NMS
3 328,612 6.53
NOM
3 78,286 6.53
NPV
4 1,173,681 6.41

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Shareholder Meeting Report
(Unaudited)
The annual meeting of shareholders for NMT was held on November 14, 2024; at this meeting the shareholders were asked to elect Board Members.
The vote totals for NMT are set forth below:
NMT
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together as a
class
Approval of the Board Members was reached as follows:
Joanne T. Medero
For 5,296,802 —
Withhold 2,600,130 —
Total 7,896,932 —
Loren M. Starr
For 5,264,312 —
Withhold 2,632,620 —
Total 7,896,932 —
Matthew Thornton III
For 5,255,953 —
Withhold 2,640,979 —
Total 7,896,932 —
Albin F. Moschner
For — 740
Withhold — —
Total — 740
Margaret L. Wolff
For — 740
Withhold — —
Total — 740

Additional Fund Information
(U
naudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NMT NMS NOM NPV
Common shares repurchased 0 0 0 0

Glossary of Terms Used in this Report
(U
naudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Escrowed to Maturity Bond:
When proceeds of a refunding issue are deposited in an escrow account for investment in an amount sufficient to pay the principal and interest on the issue being refunded. In some cases, though, an issuer may expressly reserve its right to exercise an early call of bonds that have been escrowed to maturity.
Inverse Floating Rate Securities:
Inverse floating rate securities, are the residual interest in a tender option bond (TOB)
trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancing, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-1124P 4082133-0126
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Massachusetts Quality Municipal Income Fund

Date: February 5, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 5, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: February 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)